COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)			1 Months Ended
	Mar. 06, 2018	Feb. 25, 2015	May 17, 2017	Feb. 25, 2015	Dec. 31, 2018	Mar. 31, 2018
Description Of Contribution For Formation			Under the terms of the JV Contract, the JV Partner is required to contribute $290,000 within 30 days of formation, $435,000 12 months later and $725,000 60 months after the date of formation. The Company is required to license certain intellectual property to the China JV.
Purchase Commitment, Description	On March 6, 2018, the Company signed a distribution agreement with Curexo Inc. for South Korea and as part of this agreement, the Company is obligated to buy a rehabilitative product from Curexo Inc. for $200,000 when this product is fully developed. It is not yet developed at December 31, 2018.
Royalty on Sales,Percentage					1.00%	1.00%
Bionik Laboratories Corp. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			25.00%
Ginger Capital Investment Holding Inc. [Member]
Equity Method Investment, Ownership Percentage			75.00%
Exchangable Shares [Member]
Stock Issued During Period, Shares, Issued for Services		1,753
Stock Transferred To Lenders		2,098
Stock to be Reimbursed to Officers		2,134
Stock Issued During Period, Value, Issued for Services		$ 241,185
Stock Issued During Period, Value, New Issues				$ 210,323